As filed with the Securities and Exchange Commission on November 29, 2016

1933 Act File No. 002-90946

1940 Act File No. 811-04015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 271 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 274 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on December 1, 2016 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio, Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio have also executed this Registration Statement.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund (the “Funds”) dated March 1, 2016, as revised June 27, 2016, as previously filed electronically with the Securities and Exchange Commission (the “SEC”) on June 27, 2016 (Accession No. 0000940394-16-002732), are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 271 to the Registration Statement of Eaton Vance Mutual Funds Trust (the “Amendment”), and Part A and Part B are hereby supplemented as indicated in the Amendment.  The Registrant also incorporates by reference the unaudited financial information for the Eaton Vance Floating-Rate Fund for the six months ended April 30, 2016, as previously filed electronically with the SEC on June 29, 2016 (Accession No. 0001193125-16-635989).  This Amendment is being filed to supplement the Prospectus and Statement of Additional Information to add Class R6 shares of the Eaton Vance Floating-Rate Fund, a series of the Registrant.

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2016 as revised June 27, 2016

1.  As of the date of this supplement, Eaton Vance Floating-Rate Fund now offers Class R6 Shares.

2.  The following is added to the front cover under “Eaton Vance Floating-Rate Fund”:

Class R6 Shares - ESBLX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Floating-Rate Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses(2)	0.14%	0.14%	0.14%	0.14%	0.14%	0.09%
Total Annual Fund Operating Expenses	1.03%	1.03%	1.78%	1.78%	0.78%	0.73%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

Estimated for Class R6.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$ 105	$ 328	$ 569	$ 1,259	$ 105	$ 328	$ 569	$ 1,259
Class A shares	$ 328	$ 545	$ 781	$ 1,456	$ 328	$ 545	$ 781	$ 1,456
Class B shares	$ 681	$ 960	$ 1,164	$ 1,897	$ 181	$ 560	$ 964	$ 1,897
Class C shares	$ 281	$ 560	$ 964	$ 2,095	$ 181	$ 560	$ 964	$ 2,095
Class I shares	$ 80	$ 249	$ 433	$ 966	$ 80	$ 249	$ 433	$ 966
Class R6 shares	$ 75	$ 233	$ 406	$ 906	$ 75	$ 233	$ 406	$ 906

4.  The following replaces the Average Annual Total Return table under “Performance” in “Fund Summaries – Eaton Vance Floating-Rate Fund”:

Average Annual Total Return as of December 31, 2015	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	-1.89%	2.59%	3.15%
Class A Return Before Taxes	-4.10%	2.13%	2.91%
Class A Return After Taxes on Distributions	-5.64%	0.61%	1.18%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-2.23%	1.03%	1.58%
Class B Return Before Taxes	-7.34%	1.48%	2.39%
Class C Return Before Taxes	-3.57%	1.83%	2.39%
Class I Return Before Taxes	-1.63%	2.85%	3.42%
Class R6 Return Before Taxes	-1.63%	2.85%	3.42%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	-0.69%	3.41%	4.31%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class R6 performance shown above for the period prior to December 1, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

5.  The following replaces the paragraph under “Financial Highlights” and the table is added to Eaton Vance Floating-Rate Fund’s Financial Highlight table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended April 30, 2016 for Eaton Vance Floating-Rate Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class R6 shares of Eaton Vance Floating-Rate Fund because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended April 30, 2016 (Unaudited)

	Advisers Class	Class A	Class B	Class C	Class I
Net asset value - Beginning of year/period	$8.670	$8.970	$8.660	$8.660	$8.680
Income (Loss) From Operations
Net investment income(1)	$0.176	$0.182	$0.144	$0.144	$0.186
Net realized and unrealized loss	(0.020)	(0.030)	(0.030)	(0.020)	(0.030)
Total income from operations	$0.156	$0.152	$0.114	$0.124	$0.156
Less Distributions
From net investment income	$(0.176)	$(0.182)	$(0.144)	$(0.144)	$(0.186)
From net realized gain	–	–	–	–	–
Total distributions	$(0.176)	$(0.182)	$(0.144)	$(0.144)	$(0.186)
Redemption fees(1)(5)	–	–	–	–	–
Net asset value - End of year/period	$8.650	$8.940	$8.630	$8.640	$8.650
Total Return(2)	1.87%(6)	1.76%(6)	1.37%(6)	1.49%(6)	1.87%(6)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$345,938	$1,074,746	$8,751	$708,033	$5,352,467
Ratios (as a percentage of average daily net assets) (3)
Expenses(4)	1.06%(7)	1.06%(7)	1.82%(7)	1.81%(7)	0.81%(7)
Net investment income	4.19%(7)	4.19%(7)	3.45%(7)	3.45%(7)	4.44%(7)
Portfolio Turnover	7%(6)	7%(6)	7%(6)	7%(6)	7%(6)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)

Includes the Fund’s share of the Portfolio(s) allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

 (5)

Redemption fees were discontinued as of January 1, 2011.

(6)

Not annualized.

(7)

Annualized.

December 1, 2016

23844 12.1.16

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2016 as revised June 27, 2016

1.  As of the date of this supplement, Eaton Vance Floating-Rate Fund now offers Class R6 Shares.

2.  The following is added to the front cover under “Eaton Vance Floating-Rate Fund”:

Class R6 Shares – ESBLX

3.  The following replaces the first paragraph under “Financial Statements”:

The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. The unaudited financial statements for the six months ended April 30, 2016 for Eaton Vance Floating-Rate Fund appear in its semiannual report to shareholders and is also incorporated by reference into this SAI.  A copy of each Fund’s annual report and Eaton Vance Floating-Rate Fund’s semiannual report accompanies this SAI.

4.  The following replaces Appendix F:

APPENDIX F

Class R6 Performance and Ownership

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table.  Total return prior to the date this Class was first offered reflects the total return of Class I without adjustment for any differences in the expenses of the two classes.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested.  Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, each Fund’s current performance may be lower or higher than the quoted return.  For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes.  After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Floating-Rate Fund	Length of Period Ended October 31, 2015
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	0.29%	4.17%	4.21%
After Taxes on Distributions	-1.56%	2.38%	2.21%
After Taxes on Distributions and Redemption	0.17%	2.48%	2.46%
Class R6 shares commenced operations on May 1, 2016.

Floating-Rate & High Income Fund	Length of Period Ended October 31, 2015
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	0.29%	4.17%	4.21%
After Taxes on Distributions	-1.56%	2.38%	2.21%
After Taxes on Distributions and Redemption	0.17%	2.48%	2.46%
Class R6 shares commenced operations on June 27, 2016.

Control Persons and Principal Holders of Securities. Prior to December 1, 2016, there were no shares of this Class of the Eaton Vance Floating-Rate Fund outstanding.  At November 1, 2016, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of Eaton Vance Floating-Rate & High Income Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate & High Income Fund	National Financial Services LLC	Jersey City, NJ	99.99%

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

December 1, 2016

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated April 26, 2016 filed as Exhibit (a) to Post-Effective Amendment No. 261 filed April 28, 2016 (Accession No. 0000940394-16-002422) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Eaton Vance Mutual Funds Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund (now Eaton Vance Tax-Managed Small-Cap Fund) dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-97-000870) and incorporated herein by reference.

(2)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund (now Eaton Vance AMT-Free Municipal Income Fund) dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-97-000870) and incorporated herein by reference.

(3)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund (formerly Eaton Vance Large-Cap Core Research Fund now Eaton Vance Stock Fund) dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 (Accession No. 0000940394-01-500394) and incorporated herein by reference.

	(4)	(a)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 (Accession No. 0000940394-01-500553) and incorporated herein by reference.

(b)

Fee Reduction Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Management dated May 1, 2011 filed as Exhibit (d)(34) to Post-Effective Amendment No. 183 filed December 28, 2011 (Accession No. 0000940394-11-001507) and incorporated herein by reference.

	(5)	(a)

Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

(b)

Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 (Accession No. 0000940394-04-000438) and incorporated herein by reference.

(c)

Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund (now Eaton Vance Short Duration Government Income Fund) dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-000195) and incorporated herein by reference.

(6)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund (now Eaton Vance Tax-Managed Global Dividend Income Fund) dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 (Accession No. 0000940394-03-0000085) and incorporated herein by reference.

(7)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Management (International) Limited for Eaton Vance Tax-Managed Global Dividend Income Fund dated November 16, 2015 filed as Exhibit (d)(7) to Post-Effective Amendment No. 253 filed December 23, 2015 (Accession No. 0000940394-15-001574) and incorporated herein by reference.

(8)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income Fund (now Eaton Vance Multi-Strategy Absolute Return Fund) dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment No. 98 filed December 6, 2004 (Accession No. 0000940394-04-001127) and incorporated herein by reference.

(9)

Investment Advisory Agreement dated August 21, 2012 between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Dividend Income Fund (now Eaton Vance Global Income Builder Fund), and Boston Management and Research filed as Exhibit (d)(8) to Post-Effective Amendment No. 202 filed April 25, 2013 (Accession No. 0000940394-13-000583) and incorporated herein by reference.

(10)

Investment Sub-Advisory Agreement between Boston Management and Research and Eaton Vance Management (International) Limited for Eaton Vance Global Dividend Income Fund (now Global Income Builder Fund) dated November 16, 2015 filed as Exhibit (d)(10) to Post-Effective Amendment No. 253 filed December 23, 2015 (Accession No. 0000940394-15-001574) and incorporated herein by reference.

(11)	(a)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured Emerging Markets Fund (now Parametric Emerging Markets Fund) dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated April 27, 2015 between Eaton Vance Mutual Funds Trust on behalf of Parametric Emerging Markets Fund and Eaton Vance Management filed as Exhibit (d)(9)(b) to Post-Effective Amendment No. 242 filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

(12)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets Fund (now Parametric Emerging Markets Fund) dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and incorporated herein by reference.

(b)

Fee Reduction Agreement effective May 1, 2015 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Parametric Emerging Markets Fund filed as Exhibit (d)(10)(b) to Post-Effective Amendment No. 242 filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

(13)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging Markets Income Fund (now Eaton Vance Emerging Markets Local Income Fund) dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(14)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Income Fund (now Eaton Vance Diversified Currency Income Fund) dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(15)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global Macro Fund (now Eaton Vance Global Macro Absolute Return Fund) dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(16)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic Income Fund (now Eaton Vance Short Duration Strategic Income Fund) dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(17)	(a)

Investment Advisory and Administrative Agreement dated March 30, 2010 with Eaton Vance Management for Eaton Vance Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(19) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated June 1, 2012 between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Parametric Structured International Equity Fund (now Parametric International Equity Fund) and Eaton Vance Management filed as Exhibit (d)(17)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(c)

Fee Reduction Agreement dated August 10, 2015 between Eaton Vance Mutual Funds Trust on behalf of Parametric International Equity Fund and Eaton Vance Management filed as Exhibit (d)(15)(c) to Post-Effective Amendment No. 250 filed September 10, 2015 (Accession No. 0000940394-15-001116) and incorporated herein by reference.

(d)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Mutual Funds Trust on behalf of Parametric International Equity Fund and Eaton Vance Management filed as Exhibit (d)(17)(d) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(18)	(a)

Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(20) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated June 1, 2012 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Eaton Vance Parametric Structured International Equity Fund (now Parametric International Equity Fund) filed as Exhibit (d)(18)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(c)

Fee Reduction Agreement dated August 10, 2015 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Parametric International Equity Fund filed as Exhibit (d)(16)(c) to Post-Effective Amendment No. 250 filed September 10, 2015 (Accession No. 0000940394-15-001116) and incorporated herein by reference.

(d)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Parametric International Equity Fund filed as Exhibit (d)(18)(d) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(19)

Investment Advisory and Administrative Agreement dated August 9, 2010 with Eaton Vance Management for Eaton Vance Global Macro Absolute Return Advantage Fund filed as Exhibit (d)(22) to Post-Effective Amendment No. 161filed August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.

(20)	(a)

Investment Advisory Agreement dated February 7, 2011 with Boston Management and Research for Eaton Vance Build America Bond Fund (now Eaton Vance Core Plus Bond Fund) filed as Exhibit (d)(22) to Post-Effective Amendment No. 163 filed February 24, 2011 (Accession No. 0000940394-11-000187) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated March 16, 2015 between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Build America Bond Fund (now Eaton Vance Core Plus Bond Fund) and Eaton Vance Management filed as Exhibit (d)(19)(b) to Post-Effective Amendment No. 242 filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

(21)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Structured Commodity Strategy Fund (now Parametric Commodity Strategy Fund), and Eaton Vance Management dated May 25, 2011 filed as Exhibit (d)(23) to Post-Effective Amendment No. 170 filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Mutual Funds Trust on behalf of Parametric Commodity Strategy Fund and Eaton Vance Management filed as Exhibit (d)(21)(b) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(22)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Structured Commodity Strategy Fund (now Parametric Commodity Strategy Fund) dated May 25, 2011 filed as Exhibit (d)(24) to Post-Effective Amendment No. 170 filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Parametric Commodity Strategy Fund filed as Exhibit (d)(22)(b) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(23)	(a)

Investment Advisory and Administrative Agreement dated October 31, 2011 with Eaton Vance Management for Eaton Vance Multi-Strategy All Market Fund filed as Exhibit (d)(27) to Post-Effective Amendment No. 182 filed December 1, 2011 (Accession No. 0000940394-11-001361) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated February 6, 2012 between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Management filed as Exhibit (d)(26)(b) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

(24)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Currency Income Advantage Fund, and Eaton Vance Management dated August 28, 2013 filed as Exhibit (d)(32) to Post-Effective Amendment No. 209 filed August 28, 2013 (Accession No. 0000940394-13-001042) and incorporated herein by reference.

(25)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Emerging Markets Core Fund, and Eaton Vance Management dated September 24, 2013 filed as Exhibit (d)(33) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(26)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Emerging Markets Core Fund dated September 24, 2013 filed as Exhibit (d)(34) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(27)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Short Duration High Income Fund, and Eaton Vance Management dated November 1, 2013 filed as Exhibit (d)(35) to Post-Effective Amendment No. 213 filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(28)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Dividend Income Fund, and Eaton Vance Management dated March 25, 2014 filed as Exhibit (d)(36) to Post-Effective Amendment No. 220 filed March 25, 2014 (Accession No. 0000940394-14-000526) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Mutual Funds Trust on behalf of Parametric Dividend Income Fund and Eaton Vance Management filed as Exhibit (d)(28)(b) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(29)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Dividend Income Fund dated March 25, 2014 filed as Exhibit (d)(37) to Post-Effective Amendment No. 220 filed March 25, 2014 (Accession No. 0000940394-14-000526) and incorporated herein by reference.

		(b)

Fee Reduction Agreement dated November 1, 2016 between Eaton Vance Management and Parametric Portfolio Associates LLC on behalf of Parametric Dividend Income Fund filed as Exhibit (d)(29)(b) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

	(30)

Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Global Macro Capital Opportunities Fund, and Eaton Vance Management dated November 3, 2014 filed as Exhibit (d)(38) to Post-Effective Amendment No. 231 filed November 3, 2014 (Accession No. 0000940394-14-001453) and incorporated herein by reference.

	(31)

Form of Investment Advisory and Administrative Agreement between Eaton Vance Mutual Funds Trust, on behalf of Parametric Volatility Risk Premium - Defensive Fund, and Eaton Vance Management dated _________, 2017 filed as Exhibit (d)(31) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

	(32)

Form of Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates LLC for Parametric Volatility Risk Premium - Defensive Fund dated _________, 2017 filed as Exhibit (d)(32) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

		(b)

Amended Schedule A dated December 1, 2016 to Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 191 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed November 21, 2016 (Accession No. 0000940394-16-003246) and incorporated herein by reference.

	(2)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(4)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(h)	(1)	(a)

Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 193 filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.

		(b)

Amendment dated October 31, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 233 filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.

		(c)

Amended Appendix A effective May 1, 2015 to the Amended and Restated Administrative Services Agreement filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 240 filed April 27, 2015 (Accession No. 0000940394-15-000531) and incorporated herein by reference.

	(2)

Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (h)(2) to Post-Effective Amendment No. 165 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 26, 2016 (Accession No. 0000940394-16-003071) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between Eaton Vance Management and the Funds filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(4)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

		(b)

Amended Schedule A dated December 1, 2016 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 191 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed November 21, 2016 (Accession No. 0000940394-16-003246) and incorporated herein by reference.

(i)	(1)		Opinion of Internal Counsel dated May 28, 2015 filed as Exhibit (i) to Post-Effective Amendment No. 242 filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.
	(2)		Consent of Internal Counsel dated November 29, 2016 filed herewith.
(j)

Consent of Independent Registered Public Accounting Firm for Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund and any corresponding portfolios dated November 28, 2016 filed herewith.

(m)	(1)	(a)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated September 27, 2016 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 165 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 26, 2016 (Accession No. 0000940394-16-003071) and incorporated herein by reference.

	(2)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(3)	(a)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

		(b)

Amended Schedule A dated December 1, 2016 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 191 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed November 21, 2016 (Accession No. 0000940394-16-003246) and incorporated herein by reference.

	(4)	(a)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

		(b)

Amended Schedule A dated May 1, 2016 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 162 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2016 (Accession No. 0000940394-16-002411) and incorporated herein by reference.

(n)	(1)	(a)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated April 26, 2016 filed as Exhibit (n) to Post-Effective Amendment No. 162 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2016 (Accession No. 0000940394-16-002411) and incorporated herein by reference.

		(b)

Amended Schedule A dated December 1, 2016 to Amended and Restated Multiple Class Plan for Eaton Vance Funds dated April 26, 2016 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 191 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed November 21, 2016 (Accession No. 0000940394-16-003246) and incorporated herein by reference.

(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised February 19, 2016 filed as Exhibit (p)(1) to Post-Effective Amendment No. 157 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed February 25, 2016 (Accession No. 0000940394-16-001998) and incorporated herein by reference.

	(2)

Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 15, 2014 filed as Exhibit (p)(2) to Post-Effective Amendment No. 218 filed February 26, 2014 (Accession No. 0000940394-14-000273) and incorporated herein by reference.

	(3)

Code of Ethics adopted by Parametric Portfolio Associates effective March 2006 as revised September 15, 2015 filed as Exhibit (p)(2) to Post-Effective Amendment No. 99 of Eaton Vance Series Trust II (File Nos. 002-42722, 811-02258) filed October 26, 2015 (Accession No. 0000940394-15-001269) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Mutual Funds Trust and Boston Income Portfolio, CMBS Portfolio, Currency Income Advantage Portfolio, Emerging Markets Local Income Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio, International Income Portfolio, MSAM Completion Portfolio, MSAR Completion Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio, Short-Term U.S. Government Portfolio, Stock Portfolio, Tax-Managed Global Small-Cap Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio dated October 18, 2016 filed as Exhibit (q) to Post-Effective Amendment No. 270 filed November 18, 2016 (Accession No. 0000940394-16-003231) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127) and Eaton Vance Management (International) Limited (File No. 801-106753) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II Eaton Vance Mutual Funds Trust	Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None

Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Patrick Gill	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None

Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Ryan Jenkins	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None

Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Paul Nicely	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Dan Yifru	Vice President	None

Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Eaton Vance Management (International) Limited located at 125 Old Broad Street, London, EC2N 1AR, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Parametric Portfolio Associates LLC located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101 and Parametric Risk Advisors LLC located at 274 Riverside Avenue, Westport, CT 06880.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 29, 2016.

EATON VANCE MUTUAL FUNDS TRUST
By:	/s/ Payson F. Swaffield
Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park*

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

Boston Income Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 29, 2016.

BOSTON INCOME PORTFOLIO
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

Eaton Vance Floating Rate Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 29, 2016.

EATON VANCE FLOATING RATE PORTFOLIO
By:	/s/ Scott H. Page
Scott H. Page, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

High Income Opportunities Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 29, 2016.

HIGH INCOME OPPORTUNITIES PORTFOLIO
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

Senior Debt Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on November 29, 2016.

SENIOR DEBT PORTFOLIO
By:	/s/ Scott H. Page
Scott H. Page, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

Short Duration High Income Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 29, 2016.

SHORT DURATION HIGH INCOME PORTFOLIO
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on November 29, 2016.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Susan J. Sutherland*	Trustee
Mark R. Fetting		Susan J. Sutherland

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)	(2)	Consent of Internal Counsel dated November 29, 2016
(j)

Consent of Independent Registered Public Accounting Firm for Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund dated November 28, 2016